CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Contractual Commitments [Abstract]
Schedule of contractual obligations
USDm		2018	2019	2020	2021	2022	Thereafter	Total
Mortgage debt and bank loans	¹⁾	92.7	86.7	82.2	346.7	89.2	28.3	725.8
Interest payments related to scheduled interest fixing		20.4	14.4	12.1	8.9	0.4	-	56.2
Estimated variable interest payments	²⁾	11.9	13.6	12.2	9.1	2.6	2.0	51.4
Finance lease liabilities		2.9	3.2	3.4	3.7	15.0	-	28.2
Interest element regarding finance lease		2.3	2.0	1.7	1.4	0.3	-	7.7
Newbuilding installments	³⁾	144.2	162.7	-	-	-	-	306.9
Chartered-in vessels (operating lease)	⁴⁾	2.9	-	-	-	-	-	2.9
Other operating leases	⁵⁾	2.5	1.8	0.7	0.2	-	-	5.2
Trade payables and other obligations		51.5	-	-	-	-	-	51.5
Total		331.3	284.4	112.3	370.0	107.5	30.3	1,235.8

¹⁾ The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 4.8m (2016: USD 2.0m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 3.5m (2016: USD 1.3m).

²⁾ Variable interest payments are estimated based on the forward rates for each interest period.
³⁾ As of 31 December 2017, TORM had ten contracted newbuildings (2016: four) to be delivered during 2018-2019.
⁴⁾ Leases have been entered into with a mutually non-cancellable lease period of up to eight years. Certain leases include a profit-sharing element implying that the actual charter hire may be higher. The average period until redelivery of the vessels is 0.5 years (2016: 0.9 years). The leasing expense for 2017 amounts to USD 8.5m (2016: USD 21.5m, 2015: USD 12.0m) and is recognized under "Charter hire".

⁵⁾ Other operating leases primarily consist of contracts regarding office spaces, cars and apartments as well as IT-related contracts. The leasing expense for 2017 amounts to USD 2.3m (2016: USD 2.2m) and is recognized under "Administrative expenses".

Schedule of reconciliation of liabilities arising from financing activities
		Cash		Non-cash
USDm	Opening balance as of 1 January 2017	Borrowings	Repayments	Changes in fair value	Other changes	End balance as of 31 December 2017
Mortgage debt	669.6	175.4	-125.5	0.7	0.7	720.9
Financial lease	13.6	30.2	-16.7	0.6	0.5	28.2
Swaps, fair value hedging	2.0	-	-1.4	-0.6	-	-
Total	685.2	205.6	-143.6	0.7	1.2	749.1

Schedule of contractual rights
USDm		2018	2019	2020	2021	2022	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels	⁶⁾	45.5	4.7	-	-	-	-	50.2
Total		45.5	4.7	-	-	-	-	50.2

⁶⁾ Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels is 1.1 year (2016: 2.1 years).